Consolidated Statement of Changes in Members' Equity (Deficiency)	Titan Trucking LLC [Member] USD ($)
Balance at Dec. 31, 2020	$ (1,450,329)
Net loss	(588,050)
Balance at Dec. 31, 2021	(2,038,379)
Net loss	(658,663)
Contributions	5,223,146
Balance at Dec. 31, 2022	$ 2,526,104